Frontier RobecoSAM Global Equity Fund
Frontier RobecoSAM Global Equity Fund
Investment Objective.
The investment objective of the Frontier RobecoSAM Global Equity Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontier RobecoSAM Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontier RobecoSAM Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.87%
Total Annual Fund Operating Expenses		1.67%
Fee Waiver	[1]	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2015, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Frontier RobecoSAM Global Equity Fund Institutional Class	122	481	863	1,937

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 56% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy (“Sustainable Leaders”).  For purposes of the 80% policy, net assets include any borrowings for investment purposes.  As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and may invest in companies of any market capitalization.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country’s government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Sustainability Investment Criteria Risks.  The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund.  The Fund’s returns may be less than those funds that are not subject to such investment considerations.  Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance.

The Fund is the successor to the SAM Sustainable Global Active Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on June 10, 2011.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to June 10, 2011, is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies virtually identical to the Predecessor Fund, which was advised by RobecoSAM USA, Inc. (“RobecoSAM”), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns(1)

(1) Returns for the 2010 calendar year and the period from January 1, 2010, through June 10, 2011, reflect the performance of the Predecessor Fund.

The Fund’s return from January 1, 2014, through September 30, 2014, was 2.20%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

13.44% (3rd quarter, 2010)	(20.15)% (3rd quarter, 2011)

Average Annual Total Returns (For the periods ended December 31, 2013)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns Frontier RobecoSAM Global Equity Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	27.67%	[1]	14.47%	[1]	Jun. 18, 2009	[1]
After Taxes on Distributions Institutional Class	Return After Taxes on Distributions	26.77%	[1]	12.98%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	16.37%	[1]	11.32%	[1]
MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	26.68%	[1]	15.27%	[1]	Jun. 18, 2009	[1]
[1]	Fund returns for the period from June 18, 2009, to June 10, 2011, reflect the performance of the Predecessor Fund.